Financial Instruments - Summary of Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Mandatorily at FVTPL	$ 10,832,042	$ 330,346	$ 6,628,690
Measured at amortized cost (Note 1)	191,953,553	5,854,028	183,248,314
Trade receivables, net	113,419,820	3,458,976	99,536,761
Held for trading	243,752	7,433	1,302,342
Contingent considerations	589,117	17,966
Financial liabilities for hedging	12,456,104	379,875	12,516,971
Measured at amortized cost (Note 2)	344,543,769	10,507,587	295,416,495
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments	12,933,733	394,441	620,831
Debt instruments	1,025,760	31,283	1,042,906
Trade receivables, net	$ 6,532,508	$ 199,222	$ 5,637,485